Related Party Transactions (Details) - CNY (¥) ¥ in Thousands																			6 Months Ended
	Nov. 03, 2025	Sep. 07, 2025	Sep. 06, 2025	Aug. 29, 2025	Jun. 07, 2025	Jun. 06, 2025	Jun. 02, 2025	Mar. 31, 2025	Mar. 07, 2025	Mar. 06, 2025	Mar. 02, 2025	Feb. 01, 2025	Dec. 02, 2024	Oct. 31, 2024	Sep. 06, 2024	Sep. 02, 2024	Jun. 06, 2024	Aug. 15, 2022	Jun. 30, 2025	Mar. 05, 2024	Sep. 05, 2023
Related Party Transactions [Line Items]
Principal amount of credit facility																			¥ 5,000
Compensation amount																			7,500
Principal amount																			10,000	¥ 2,109
Repaid loan																			15,600
Repayments amount							¥ 150	¥ 1			¥ 150		¥ 200	¥ 9,000	¥ 500		¥ 500
Borrowing amount																			4,000
Fujian Qiushi Intelligent [Member]
Related Party Transactions [Line Items]
Repaid loan												¥ 500
International Bank [Member]
Related Party Transactions [Line Items]
Repaid loan										¥ 8,000
Fujian Qiushi Intelligent [Member]
Related Party Transactions [Line Items]
Repaid line of credit																		¥ 5,000
Principal amount																					¥ 5,000
Repaid loan		¥ 500			¥ 500	¥ 500			¥ 4,000	¥ 4,000
Repaid loan																			4,000
Borrowing from bank																			8,500
Fujian Qiushi [Member]
Related Party Transactions [Line Items]
Drawn amount																			¥ 10,000
Extended Loan [Member]
Related Party Transactions [Line Items]
Repaid loan																¥ 500
Outstanding loan balance																¥ 4,500
Maturity date																			Jul. 25, 2025
Forecast [Member] | Xiamen Bank [Member]
Related Party Transactions [Line Items]
Repaid loan				¥ 7,800
Forecast [Member] | Fujian Qiushi Intelligent [Member]
Related Party Transactions [Line Items]
Repaid loan	¥ 6,000		¥ 500